LOANS AND PAYMENT PLAN RECEIVABLES, Receivables Past Due (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non performing loans [Abstract]
Accrued Interest	$ 600	$ 800	$ 1,200
Interest Income	0	0	$ 100
Aging analysis of loans by class [Abstract]
Total Loans	1,515,050	1,409,962
Total Recorded Investment [Member]
Non performing loans [Abstract]
90+ and Still Accruing	118	7
Non-Accrual	10,607	15,231
Total Non-performing Loans	10,725	15,238
Aging analysis of loans by class [Abstract]
Total	15,637	22,326
Loans not Past Due	1,504,250	1,392,090
Total Loans	1,519,887	1,414,416
Total Recorded Investment [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	5,881	8,246
Total Recorded Investment [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	1,555	2,769
Total Recorded Investment [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	8,201	11,311
Accrued Interest Included in Recorded Investment [Member]
Non performing loans [Abstract]
90+ and Still Accruing	2	0
Non-Accrual	0	0
Total Non-performing Loans	2	0
Aging analysis of loans by class [Abstract]
Total	72	84
Loans not Past Due	4,765	4,370
Total Loans	4,837	4,454
Accrued Interest Included in Recorded Investment [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	53	55
Accrued Interest Included in Recorded Investment [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	17	29
Accrued Interest Included in Recorded Investment [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	2	0
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total Loans	748,398	690,955
Commercial [Member] | Income Producing - Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	1,027	1,233
Total Non-performing Loans	1,027	1,233
Aging analysis of loans by class [Abstract]
Total	1,059	303
Loans not Past Due	305,155	252,763
Total Loans	306,214	253,066
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	203	89
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	209	0
Commercial [Member] | Income Producing - Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	647	214
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing	49	0
Non-Accrual	401	594
Total Non-performing Loans	450	594
Aging analysis of loans by class [Abstract]
Total	252	354
Loans not Past Due	44,231	33,984
Total Loans	44,483	34,338
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	0	131
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	0	0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	252	223
Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
90+ and Still Accruing	69	0
Non-Accrual	2,028	2,746
Total Non-performing Loans	2,097	2,746
Aging analysis of loans by class [Abstract]
Total	952	2,879
Loans not Past Due	398,618	402,287
Total Loans	399,570	405,166
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	785	2,391
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	16	279
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	151	209
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total Loans	500,454	472,628
Mortgage [Member] | 1-4 Family [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	7
Non-Accrual	4,744	5,945
Total Non-performing Loans	4,744	5,952
Aging analysis of loans by class [Abstract]
Total	7,327	9,467
Loans not Past Due	272,298	269,719
Total Loans	279,625	279,186
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	1,943	1,877
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	640	1,638
Mortgage [Member] | 1-4 Family [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	4,744	5,952
Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	1,094	2,168
Total Non-performing Loans	1,094	2,168
Aging analysis of loans by class [Abstract]
Total	1,401	2,394
Loans not Past Due	114,619	126,342
Total Loans	116,020	128,736
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	307	226
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	0	0
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	1,094	2,168
Mortgage [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	187	331
Total Non-performing Loans	187	331
Aging analysis of loans by class [Abstract]
Total	237	420
Loans not Past Due	22,327	19,782
Total Loans	22,564	20,202
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	50	39
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	0	50
Mortgage [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	187	331
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	147	605
Total Non-performing Loans	147	605
Aging analysis of loans by class [Abstract]
Total	640	1,405
Loans not Past Due	50,618	45,269
Total Loans	51,258	46,674
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	439	711
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	54	89
Mortgage [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	147	605
Mortgage [Member] | Purchased Loans [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0
Non-Accrual	2
Total Non-performing Loans	2
Aging analysis of loans by class [Abstract]
Total	12
Loans not Past Due	33,245
Total Loans	33,257
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	9
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	1
Mortgage [Member] | Purchased Loans [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	2
Installment [Member]
Aging analysis of loans by class [Abstract]
Total Loans	231,599	206,378
Installment [Member] | Home Equity - 1st Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	106	576
Total Non-performing Loans	106	576
Aging analysis of loans by class [Abstract]
Total	528	1,079
Loans not Past Due	16,707	20,995
Total Loans	17,235	22,074
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	315	466
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	107	37
Installment [Member] | Home Equity - 1st Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	106	576
Installment [Member] | Home Equity - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	443	517
Total Non-performing Loans	443	517
Aging analysis of loans by class [Abstract]
Total	823	967
Loans not Past Due	19,727	28,125
Total Loans	20,550	29,092
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	231	369
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	149	81
Installment [Member] | Home Equity - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	443	517
Installment [Member] | Loans Not Secured By Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	421	454
Total Non-performing Loans	421	454
Aging analysis of loans by class [Abstract]
Total	1,071	1,274
Loans not Past Due	191,262	152,115
Total Loans	192,333	153,389
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	567	589
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	83	231
Installment [Member] | Loans Not Secured By Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	421	454
Installment [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	2	48
Total Non-performing Loans	2	48
Aging analysis of loans by class [Abstract]
Total	20	66
Loans not Past Due	2,159	2,426
Total Loans	2,179	2,492
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	15	15
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	3	3
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	2	48
Payment Plan Receivables [Member]
Aging analysis of loans by class [Abstract]
Total Loans	34,599	40,001
Payment Plan Receivables [Member] | Full Refund [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	2	2
Total Non-performing Loans	2	2
Aging analysis of loans by class [Abstract]
Total	556	1,054
Loans not Past Due	21,294	26,799
Total Loans	21,850	27,853
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	492	838
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	62	214
Payment Plan Receivables [Member] | Full Refund [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	2	2
Payment Plan Receivables [Member] | Partial Refund [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	2	12
Total Non-performing Loans	2	12
Aging analysis of loans by class [Abstract]
Total	645	544
Loans not Past Due	5,834	6,550
Total Loans	6,479	7,094
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	415	409
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	228	123
Payment Plan Receivables [Member] | Partial Refund [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	2	12
Payment Plan Receivables [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing	0	0
Non-Accrual	1	0
Total Non-performing Loans	1	0
Aging analysis of loans by class [Abstract]
Total	114	120
Loans not Past Due	6,156	4,934
Total Loans	6,270	5,054
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total	110	96
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total	3	24
Payment Plan Receivables [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total	$ 1	$ 0